Assumptions Used in Determination of Pension plans' Projected Benefit Obligations (Detail)	Mar. 31, 2011	Mar. 31, 2010
Schedule of Postemployment Benefits Weighted Average Assumptions [Line Items]
Discount rate	2.00%	2.10%
Long-term rate of salary increases	2.90%	2.20%